Determination of fair value	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Determination of fair value	Determination of fair value
The Group measures financial instruments such as certain financial investments and derivatives at fair value at each balance sheet date.
Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The financial instruments included in the level 1 consist mainly in public financial instruments and financial instruments negotiated on active markets (i.e. Stock Exchanges).
Level 2: The fair value of financial instruments that are not traded in active markets is determined using valuation techniques, which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value as an instrument are directly or indirectly observable, the instrument is included in level 2. The financial instruments classified as level 2 are composed mainly from private financial instruments and financial instruments negotiated in a secondary market.
Level 3: If one or more of the significant inputs is unobservable, the instrument is included in level 3. This is the case for unlisted equity securities.
Specific valuation techniques used to value financial instruments include:
•Financial assets (other than derivatives) - The fair value of securities is determined by reference to their closing prices on the date of presentation of the consolidated financial statements. If there is no market price, fair value is estimated based on the present value of future cash flows discounted using the observable rates and market rates on the date of presentation.
•Swap – These operations swap cash flow based on the comparison of profitability between two indexers. Thus, the agent assumes both positions – put in one indexer and call on another.
•Forward - at the market quotation value, and the installments receivable or payable are prefixed to a future date, adjusted to present value, based on market rates published at B3.
•Futures – Foreign exchange rates, prices of shares and commodities are commitments to buy or sell a financial instrument at a future date, at a contracted price or yield and may be settled in cash or through delivery. Daily cash settlements of price movements are made for all instruments.
•Options - option contracts give the purchaser the right to buy the instrument at a fixed price negotiated at a future date. Those who acquire the right must pay a premium to the seller. This premium is not the price of the instrument, but only an amount paid to have the option (possibility) to buy or sell the instrument at a future date for a previously agreed price.
•Others: Derivatives – the warrant liabilities issued by XPAC Corporation Corp. contain features that qualify as embedded derivatives. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants.
•Other financial assets and liabilities - Fair value, which is determined for disclosure purposes, is calculated based on the present value of the principal and future cash flows, discounted using the observable rates and market rates on the date the financial statements are presented.
•Loans operations – Fair value is determined through the present value of expected future cash flows discounted using the observable rates and market rates on the date the financial statements are presented.
•Contingent consideration: Fair value of the contingent consideration liability related to acquisitions is estimated by applying the income approach and discounting the expected future payments to selling shareholders under the terms of the purchase and sale agreements.
All of the resulting fair value estimates are included in level 2, except for unlisted equity securities, contingent consideration receivable and certain financial assets, where the fair values. have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk.
Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	2021
	Level 1	Level 2	Level 3	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	49,677,779	8,502,176	—	58,179,955	58,179,955
Derivative financial instruments	194,911	10,748,803	—	10,943,714	10,943,714
Fair value through other comprehensive income
Securities	32,332,377	—	—	32,332,377	32,332,377
Evaluated at amortized cost
Securities	1,870,205	671,977	—	2,542,182	2,238,807
Securities purchased under agreements to resell	—	9,124,719	—	9,124,719	8,894,531
Securities trading and intermediation	—	1,405,651	—	1,405,651	1,405,651
Accounts receivable	—	469,086	—	469,086	469,086
Loan operations	—	12,844,037	—	12,844,037	12,819,627
Other financial assets	—	461,515	—	461,515	461,515
Financial liabilities
Fair value through profit or loss
Securities loaned	2,237,442	518,804	—	2,665,202	2,665,202
Derivative financial instruments	157,710	11,750,473	—	11,908,183	11,908,183
Evaluated at amortized cost
Securities sold under repurchase agreements	—	26,276,252	—	26,276,252	26,281,345
Securities trading and intermediation	—	15,597,555	—	15,597,555	15,597,555
Financing instruments payable	—	23,974,348	—	23,974,348	24,429,086
Borrowings	—	1,932,859	—	1,932,859	1,928,782
Accounts payables	—	867,526	—	867,526	867,526
Other financial liabilities	—	6,937,029	743,443	7,680,472	7,680,472
Investments in associates measured at fair value	—	—	1,221,424	1,221,424	1,221,424

	2020
	Level 1	Level 2	Level 3	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	35,549,047	14,040,966	—	49,590,013	49,590,013
Derivative financial instruments	26,535	7,532,898	—	7,559,433	7,559,433
Fair value through other comprehensive income
Securities	19,039,044	—	—	19,039,044	19,039,044
Evaluated at amortized cost
Securities	1,830,031	—	—	1,830,031	1,828,704
Securities purchased under agreements to resell	—	6,627,044	—	6,627,044	6,627,409
Securities trading and intermediation	—	1,051,566	—	1,051,566	1,051,566
Accounts receivable	—	506,359	—	506,359	506,359
Loan operations	—	4,037,954	—	4,037,954	3,918,328
Other financial assets	—	69,971	—	69,971	69,971
Financial liabilities
Fair value through profit or loss
Securities loaned	2,237,442	—	—	2,237,442	2,237,442
Derivative financial instruments	13,221	7,806,143	—	7,819,364	7,819,364
Evaluated at amortized cost
Securities sold under repurchase agreements	—	31,810,893	—	31,810,893	31,839,344
Securities trading and intermediation	—	20,303,121	—	20,303,121	20,303,121
Financing instruments payable	—	5,162,453	—	5,162,453	5,551,849
Borrowings	—	283,993	—	283,993	284,087
Debentures	—	331,520	—	331,520	335,250
Accounts payables	—	859,550	—	859,550	859,550
Other financial liabilities	—	1,244,232	462,000	1,706,232	1,706,232
As of December 31, 2021, and 2020 the total contingent consideration liability is reported at fair value and is dependent on the profitability of the acquired associate and businesses. The total contingent consideration is classified within Level 3 of the fair value hierarchy. The contingent consideration liability represents the maximum amount payable under the purchase and sale agreements discounted using a weighted average rate of 10.09% p.a. Change in the discount rate by 100 bps would increase/decrease the fair value by R$18,751. The change in the fair value in the contingent consideration between the acquisition date and December 31, 2021 was not material.
The investments held through XP FIP Managers, which is considered to be a venture capital investment is classified as Level 3 of the fair value hierarchy. The inputs used by the Group are derived for discounted rates for these investments using a capital asset model to calculate a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the asset. Change in the discount rate by 100 bps would increase/decrease the fair value by R$12,214.
Transfers into and out of fair value hierarchy levels are analyzed at the end of each consolidated financial statement. As of December 31, 2021, the Group had no transfers between Level 2 and Level 3.